COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Minimum annual rental commitments on operating leases
2017	$ 40.0
2018	29.6
2019	20.0
2020	13.9
2021	8.8
2022 and thereafter	25.5
Total minimum lease payments	137.8
Rent expense for operating leases from continuing operations	$ 58.0	$ 58.0	$ 67.0